Long-Term Debt (Details)							1 Months Ended				12 Months Ended
	Jun. 13, 2023 CAD ($) shares	Jun. 13, 2023 USD ($) shares	Jun. 12, 2023 USD ($)	Jun. 06, 2023 CAD ($)	Jun. 06, 2023 USD ($)	Jan. 23, 2020 CAD ($)	Aug. 31, 2023 shares	Jul. 31, 2023 CAD ($) shares	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Jul. 31, 2023 USD ($)	Jun. 13, 2023 USD ($) $ / shares
Long-Term Debt (Details) [Line Items]
Aggregate principal amount (in Dollars)			$ 43,000,000
Investors paid	$ 28,957,266										$ 529,047					$ 340,530
Interest rate	12.00%																12.00%
Warrants to purchase an equivalent (in Shares) | shares	595,650	595,650
Price per share (in Dollars per share) | $ / shares											$ 0.0001
Conversion price (in Dollars per share) | $ / shares											$ 10
Convertible note (in Dollars)		$ 60,000,000
Initial recognition	$ 28,957,266
Amortised cost at a carrying value		7,485,064							$ 119,998
Transaction costs	$ 92,583
Effective interest rate	33.90%							33.90%			17.60%					33.90%	33.90%
Initially recognised		$ 528,363						$ 12,197
Warrants to acquire (in Shares) | shares	595,650	595,650						9,354	9,354
Recognised at fair value		$ 13,646,573							$ 211,285
Recognised as a reduction											$ 92,583
Recognized in net loss											$ 171,940
Warrants exercised (in Shares) | shares							9,354			595,650
Conversion option (in Dollars per share) | $ / shares												$ 1.75
Warrants (in Dollars per share) | $ / shares															$ 22.6
Contracted a term loan						$ 30,000,000
Percentage of bearing interest						10.00%					9.00%	9.00%
New instrument											$ 30,000,000
Floating interest rate											30,000,000
Transaction costs											$ (3,506,630)
Accelerated reimbursement (in Dollars per share) | $ / shares												$ 15,000,000
Percentage of net cash proceeds											25.00%	25.00%
sale of equity securities (in Dollars)												$ 43,000,000
Description credit facility											(i) $2.5 million through completion of the Business Combination, (ii) $10 million from completion of the Business Combination through October 31, 2024, (iii) $7.5 million from November 1, 2024 through December 31, 2024, (iv) $5.0 million from January 1, 2025 through September 30, 2025, and (iv) $3.5 million at all times thereafter. As at September 30, this financial covenant was respected.	(i) $2.5 million through completion of the Business Combination, (ii) $10 million from completion of the Business Combination through October 31, 2024, (iii) $7.5 million from November 1, 2024 through December 31, 2024, (iv) $5.0 million from January 1, 2025 through September 30, 2025, and (iv) $3.5 million at all times thereafter. As at September 30, this financial covenant was respected.
Credit facility											$ 30,000,000		30,000,000
Non-interest-bearing loan agreement						$ 19,800,000
Percentage of incurred expenses						26.65%
Warrant issued (in Shares) | shares											605,004	605,004
Lender strike price (in Dollars per share) | $ / shares														$ 138.68
Percentage of warrant														10.00%
Warrant strike price														$ 19,262,586
Derivative warrant liability											$ 670,703		670,703	670,703
Interest free loan											12.00%	12.00%
Existing loan											$ 11,315,767
Term loan											$ 6,983,592
Discount rate											33.65%
carrying value existing loan and the new loan											$ 4,332,175
Loans totalling											6,250,000
Related loan				$ 1,739,750
Settled					$ 100,000
Net gain				1,605,561							213,333		$ 55,852
Net carrying amount				1,424,196							7,975,234
PIPE Investors [Member]
Long-Term Debt (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																	$ 0.01
PIPE [Member]
Long-Term Debt (Details) [Line Items]
Investors paid								$ 449,159									$ 21,660,000
Conversion price (in Dollars per share) | $ / shares																	$ 10
Amortised cost at a carrying value	$ (9,982,830)							158,277
Black-Scholes Valuation Model [Member]
Long-Term Debt (Details) [Line Items]
Initially recognised	(704,677)								$ 9,247
Recognised at fair value	$ (18,269,759)							$ 278,685
Credit facility [Member]
Long-Term Debt (Details) [Line Items]
Percentage of bearing interest						10.50%
Transaction costs											$ 1,412,286
Components Business Unit [Member]
Long-Term Debt (Details) [Line Items]
Percentage of net cash proceeds											100.00%	100.00%
US [Member]
Long-Term Debt (Details) [Line Items]
Percentage of bearing interest						6.05%
Loan [Member]
Long-Term Debt (Details) [Line Items]
Settled				$ 134,189
D-1 Preferred Shares [Member]
Long-Term Debt (Details) [Line Items]
Warrants to acquire (in Shares) | shares	595,650	595,650						9,354	9,354
Warrants [Member]
Long-Term Debt (Details) [Line Items]
Warrant issued (in Shares) | shares														13,890